UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chicago Fundamental Investment Partners, LLC
Address: 71 South Wacker Drive
         Suite 3495
         Chicago, IL  60606

13F File Number:  028-13316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven J. Novatney
Title:     General Counsel & Chief Compliance Officer
Phone:     (312) 416-4300

Signature, Place, and Date of Signing:

 /s/     Steven J. Novatney     Chicago, IL/USA     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $116,541 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107       64    24900 SH  PUT  SOLE                    24900        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    34596  1695000 SH  PUT  SOLE                  1695000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    17225   844000 SH  CALL SOLE                   844000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4    12258  6500000 PRN      SOLE                  6500000        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119      559    14450 SH       SOLE                    14450        0        0
KRATOS DEFENSE & SEC SOLUTIO   COM NEW          50077B207      113    22550 SH       SOLE                    22550        0        0
OCEAN RIG UDW INC              SHS              Y64354205     1623   100744 SH       SOLE                   100744        0        0
RENTECH INC                    COM              760112102       90    38161 SH       SOLE                    38161        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    16202   443200 SH  PUT  SOLE                   443200        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     7321   200300 SH  CALL SOLE                   200300        0        0
SPANSION INC                   COM CL A NEW     84649R200      446    34649 SH       SOLE                    34649        0        0
US AIRWAYS GROUP INC           NOTE 7.250% 5/1  911905AC1    25997  7000000 PRN      SOLE                  7000000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113       47    26620 SH       SOLE                    26620        0        0